Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FMC-AG & Co. KGaA shareholders' equity	Ordinary shares	Additional paid in capital	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Fair value changes	Noncontrolling interests	Total
Balance at beginning of period at Dec. 31, 2021	€ 12,698,783	€ 293,004	€ 2,891,276	€ 10,826,140	€ (982,506)	€ (9,115)	€ (369,998)	€ 49,982	€ 1,280,254	€ 13,979,037
Balance at beginning of period (in shares) at Dec. 31, 2021		293,004,339
Proceeds from exercise of options and related tax effects	20,403	€ 409	19,994							20,403
Proceeds from exercise of options and related tax effects (in shares)		409,110
Dividends paid	(395,556)			(395,556)						(395,556)
Transactions with noncontrolling interests without loss of control	449,478		449,478						41,707	491,185
Noncontrolling interests due to changes in consolidation group									192,196	192,196
Contributions from/ to noncontrolling interests									(192,566)	(192,566)
Put option liabilities	(495,149)			(495,149)						(495,149)
Transfer of cumulative gains/losses of equity investments				8,456				(8,456)
Net Income	534,601			534,601					166,142	700,743
Other comprehensive income (loss) related to:
Foreign currency translation	2,041,229				2,064,227	(1,193)	(24,856)	3,051	196,224	2,237,453
Cash flow hedges, net of related tax effects	799					799				799
Pensions, net of related tax effects	203,898						203,898			203,898
Fair value changes, net of related tax effects	(7,065)							(7,065)		(7,065)
Comprehensive income	2,773,462								362,366	3,135,828
Balance at end of period at Sep. 30, 2022	15,051,421	€ 293,413	3,360,748	10,478,492	1,081,721	(9,509)	(190,956)	37,512	1,683,957	16,735,378
Balance at end of period (in shares) at Sep. 30, 2022		293,413,449
Balance at beginning of period at Dec. 31, 2022	13,989,453	€ 293,413	3,372,799	10,711,709	(207,210)	(627)	(155,526)	(25,105)	1,459,726	€ 15,449,179
Balance at beginning of period (in shares) at Dec. 31, 2022		293,413,449								293,413,449
Proceeds from exercise of options and related tax effects	(1,190)		(1,190)							€ (1,190)
Dividends paid	(328,623)			(328,623)						(328,623)
Transactions with noncontrolling interests without loss of control	6,465		6,465						(11,903)	(5,438)
Noncontrolling interests due to changes in consolidation group									(12,569)	(12,569)
Contributions from/ to noncontrolling interests									(179,689)	(179,689)
Put option liabilities	65,044			65,044						65,044
Net Income	311,072			311,072					164,788	475,860
Other comprehensive income (loss) related to:
Foreign currency translation	(64,892)				(63,607)	(274)	(811)	(200)	7,656	(57,236)
Cash flow hedges, net of related tax effects	(4,544)					(4,544)				(4,544)
Pensions, net of related tax effects	23,145						23,145			23,145
Fair value changes, net of related tax effects	10,629							10,629		10,629
Comprehensive income	275,410								172,444	447,854
Balance at end of period at Sep. 30, 2023	€ 14,006,559	€ 293,413	€ 3,378,074	€ 10,759,202	€ (270,817)	€ (5,445)	€ (133,192)	€ (14,676)	€ 1,428,009	€ 15,434,568
Balance at end of period (in shares) at Sep. 30, 2023		293,413,449								293,413,449